Supplement to the Current Statement of Additional Information - Part I

MFS(R) Core Equity Fund

Effective immediately, the sub-sections entitled "Ownership of Fund Shares" and "Other Accounts", under the heading "Portfolio Manager(s)" in Appendix C are hereby restated as follows:

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) as of May 31, 2008. The following dollar ranges apply:

N. None
A. $1 - $10,000
B. $10,001 - $50,000
C. $50,001 - $100,000
D. $100,001 - $500,000
E. $500,001 - $1,000,000
F. Over $1,000,000

---------------------------------------- --------------------------------------
                                         Dollar Range of Equity Securities in
Name of Portfolio Manager                Fund
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Katrina A. Mead                                            N
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Joseph G. MacDougall                                       N
---------------------------------------- --------------------------------------


Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of May 31, 2008 were as follows:


                                       1
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------------- --------------------- --------------------- --------------------
              Registered            Other Pooled          Other Accounts
              Investment Companies  Investment Vehicles
------------- --------------------- --------------------- --------------------
------------- ---------- ---------- ----------- --------- ----------- --------
              Number
              of         Total      Number of   Total     Number of   Total
Name          Accounts*  Assets*    Accounts    Assets    Accounts    Assets
------------- ---------- ---------- ----------- --------- ----------- --------
------------- ---------- ---------- ----------- --------- ----------- --------
Katrina A.    6          $4.42      1           $42.1     3           $155.4
Mead                     billion                million               million
------------- ---------- ---------- ----------- --------- ----------- --------
------------- ---------- ---------- ----------- --------- ----------- --------
Joseph G.     6          $4.42      0           N/A       2           $62.0
MacDougall               billion                                      million
------------- ---------- ---------- ----------- --------- ----------- --------
----------------
*   Includes the Fund.



               The date of this supplement is July 1, 2008.